Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
Ordinary Shares
18.	Ordinary Shares

On January 5, 2024, the Company entered into a securities purchase agreement with VG Master Fund SPC (the “Investor”), under which, subject to specified terms and conditions, the Company may issue and sell in its discretion, up to US$2,082,430 of the Company’s American depositary shares to the Investor. 41,405,680 Class A ordinary shares had been issued in February 2024.

On July 1, 2024, the Company issued senior convertible promissory notes to certain non-controlling interest holders of Quhuo International. On August 8, 2024, the Convertible Note Holders elected to convert the principal into Class A ordinary shares, par value US$0.0001 of the Company at a variable conversion price as contemplated in the Convertible Notes, resulting in an issuance of a total of 793,868,246 Class A Ordinary Shares (the “Conversion Shares”) of the Company.

On August 26, 2025, the Company entered into a Sales Agreement (the “ATM Agreement”) with AC Sunshine Securities LLC (the “Sales Agent”), acting as the Company’s sales agent, pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, up to $50,000,000 of the Company’s American Depositary Shares, each representing 900 Class A ordinary shares, $0.0001 par value per share, of the Company. As of December 31, 2025, the Company issued and sold 2,791,611,000 Class A ordinary shares.

As of December 31, 2024, there were 890,653,509 Class A ordinary shares issued and outstanding, and there were 6,296,630 Class B ordinary shares issued and outstanding. As of December 31, 2025, there were 3,682,264,509 Class A ordinary shares issued and outstanding, there were 6,296,630 Class B ordinary shares issued and outstanding, and there were 100,000,000 Class C ordinary shares issued and outstanding. No Class B and Class C ordinary shares were converted into Class A ordinary shares as of December 31, 2025.